General	12 Months Ended
Dec. 31, 2023
General
General

Note 1 - General

A.

Hold me Ltd. (“The Company”) was incorporated under the laws of the state of Israel and commenced operations as a private company in January 2007, under Companies Registrar number 513933218.

From 2021, The Company’s common stock is traded on the OTC Markets, OTCQB tier, under the symbol “HMELF”.

B.	The Company developed a software-based platform that enables its customers to enhance their brand and loyalty plans with digital payments and reward programs through the creation and offering of branded mobile applications (the “Development”). The Development was done with a collaboration with a third-party service provider Galileo Tech Ltd. During 2023 the collaboration with Galileo had been terminated. See also Note 4.

C.	On October 7th, 2023, “Iron Swords” war broke out in Israel (“The war”). As a result, the scope of economic and business activity in the country decreased. The war may have a material adverse effect on the Company and its ability to effectively conduct its operations.

D.	Strategic Developments:

On November, 2021 the Company was issued a limited license from the Israeli Authority regulating Capital Markets, Insurance and Savings to operate as a non-banking lender in Israel. This license enables the Company to lend up to NIS 25,000,000 as a non-bank. To date the Company has not utilized this license. The Company is currently in negotiations with third parties to utilize this license, but no assurance can be given with respect to the outcome of these negotiations.

E.	Going Concern:

The financial statements are presented on a going-concern basis. The Company has suffered recurring losses from operations, and is dependent upon external sources for financing its operations. As of December 31, 2023, the Company has an accumulated deficit of NIS 3,034,242, a stockholders’ deficiency of NIS 1,861,718, and a working capital deficiency in the amount of NIS 2,115,889. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its activities on commercially reasonable terms or at all. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of its operations.

The financial statements do not include any adjustments for the values of assets and liabilities and their classification that may be necessary in the event that the Company is no longer able to continue its operations as a “going concern”.